Note 22 - Related Party Transactions Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions, Business And Financial Operations [Abstract]
Balance of receivables to related party transactions	$ 1,887	$ 1,153
Balance of receivables to related party transactions amount overdue		$ 1,424